Group Income Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	[1]	£ 12,340	£ 13,441
Raw materials and consumables used		(2,304)	(2,251)
Changes in inventories of finished goods and work in progress		140	7
Employee benefit costs		(1,375)	(1,389)
Depreciation, amortisation and impairment costs		(1,620)	(480)
Other operating income		223	239
Loss on reclassification from amortised cost to fair value		(4)	(3)
Other operating expenses		(3,142)	(3,629)
Profit from operations		4,258	5,935
Net finance costs		(305)	(921)
Share of post-tax results of associates and joint ventures		1,647	289
Profit/(loss) before taxation		5,600	5,303
Taxation on ordinary activities		(1,041)	(1,268)
Profit/(loss) for the period		4,559	4,035
Attributable to:
Owners of the parent		4,492	3,959
Non-controlling interests		67	76
Profit/(loss) for the period		£ 4,559	£ 4,035
Earnings per share
Basic (in GBP per share)		£ 2.011	£ 1.766
Diluted (in GBP per share)		£ 2.003	£ 1.760

[1]	Revenue is net of duty, excise and other taxes of £16,509 million and £18,721 million for the six months ended 30 June 2024 and 30 June 2023, respectively.